LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted losses per share

The following table sets forth the computation of basic and diluted losses per share:

	Year ended December 31,
	2021	2020	2019
Numerator:

Net loss for basic and diluted loss per share	$(34,203)	$(29,698)	$(27,337)

Denominator:

Weighted average number of ordinary shares used in computing basic and diluted net loss per share	84,203,971	79,591,187	63,636,673

Basic and diluted earnings per ordinary share	$(0.41)	$(0.37)	$(0.43)